Principal Accounting Policies - Equity Investments (Details) - ASU 2016-1	Dec. 31, 2021
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adoption Date	Jan. 01, 2018
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]	true